Columbia Credit Income Opportunities Fund
First Quarter Report
October 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Consolidated Portfolio of Investments
Columbia Credit Income Opportunities Fund, October 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 37.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Affirm Asset Securitization Trust(a),(b)
Series 2025-X1 Class CERT
04/15/2030	0.000%	20,020	1,076,341
Ally Bank Auto Credit-Linked Notes(a)
Series 2025-A Class G
06/15/2033	10.219%	1,567,290	1,581,757
Ally Bank Auto Credit-Linked Notes(a),(c)
Series 2025-B Class G
09/15/2033	10.783%	2,640,000	2,640,000
Carlyle US CLO Ltd.(a),(d)
Series 2023-5A Class E
3-month Term SOFR + 7.900% Floor 7.900% 01/27/2036	11.758%	1,000,000	1,012,358
Cherry Securitization Trust(a)
Series 2025-1A Class C
11/15/2032	9.340%	1,500,000	1,536,135
Elmwood CLO 16 Ltd.(a),(d)
3-month Term SOFR + 6.750% Floor 6.750% 04/20/2037	10.634%	1,000,000	997,587
Elmwood CLO VIII Ltd.(a),(d)
Subordinated Series 2024-1A Class ER
3-month Term SOFR + 6.250% Floor 6.250% 04/20/2037	10.134%	1,000,000	991,034
MPOWER Education Trust(a),(e),(f)
Series 2025-1 Class C
12/22/2042	10.000%	3,934,586	2,268,289
MPOWER Education Trust(a)
Series 2025-A Class B
07/21/2042	8.470%	500,000	514,421
Series 2025-A Class C
07/21/2042	10.840%	2,350,000	2,255,965
Pagaya AI Debt Grantor Trust(a)
Series 2025-5 Class E
03/15/2033	9.698%	2,000,000	2,027,073
Pagaya AI Debt Trust(a)
Series 2025-R1 Class E
06/15/2032	12.105%	1,907,489	1,909,025
Palmer Square CLO Ltd.(a),(d)
Series 2023-2A Class ER
3-month Term SOFR + 6.400% Floor 6.400% 07/20/2038	10.284%	1,000,000	1,005,829
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Research-Driven Pagaya Motor Trust(a)
Series 2025-5A Class E
06/26/2034	9.218%	2,180,000	2,190,257
Upgrade Master Pass-Thru Trust(a),(b)
Series 2025-ST5 Class CERT
09/15/2032	0.000%	1,750,000	1,503,758
Upstart Securitization Trust(a)
Series 2025-1 Class C
04/20/2035	9.270%	2,150,000	2,255,252
Series 2025-3 Class D
09/20/2035	7.410%	2,000,000	1,995,321
Valley Stream Park CLO Ltd.(a),(d)
Series 2024-1A Class E2RR
3-month Term SOFR + 7.100% Floor 7.100% 01/20/2037	10.984%	1,375,000	1,372,752
Total Asset-Backed Securities — Non-Agency (Cost $30,302,656)			29,133,154

Preferred Stocks 3.6%
Issuer		Shares	Value ($)
Financials 3.6%
Mortgage Real Estate Investment Trusts (REITS) 3.6%
AGNC Investment Corp.	8.750%	108,000	2,743,200
Total Financials			2,743,200
Total Preferred Stocks (Cost $2,749,369)			2,743,200

Residential Mortgage-Backed Securities - Agency 7.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS(d)
CMO Series 2025-16 Class MA
30-day Average SOFR + 3.950% Cap 8.250% 01/25/2055	8.133%	1,771,131	1,809,225
Freddie Mac REMICS(d)
CMO Series 5532 Class MB
30-day Average SOFR + 3.950% Cap 8.250% 04/25/2055	8.133%	2,682,743	2,762,334

Columbia Credit Income Opportunities Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Credit Income Opportunities Fund, October 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(d),(g)
CMO Series 2025-41 Class SL
-1.0 x 30-day Average SOFR + 7.200% Cap 7.200% 03/20/2055	3.016%	5,936,343	872,380
Total Residential Mortgage-Backed Securities - Agency (Cost $5,386,090)			5,443,939

Residential Mortgage-Backed Securities - Non-Agency 52.1%

A&D Mortgage Trust(a),(h)
Subordinated CMO Series 2024-NQM5 Class B1B
11/25/2069	7.695%	333,000	334,021
CHNGE Mortgage Trust(a),(h)
Subordinated CMO Series 2022-1 Class B2
01/25/2067	4.555%	175,000	147,102
COLT Mortgage Loan Trust(a),(h)
CMO Series 2023-1 Class B2
04/25/2068	8.002%	1,000,000	998,104
Dominion Mortgage Trust(a),(i)
CMO Series 2025-RTL1 Class M
03/25/2030	10.186%	1,500,000	1,515,698
EASY(a),(h)
CMO Series 2025-RTL1 Class M
05/25/2040	9.116%	2,250,000	2,292,233
Easy Street Mortgage Loan Trust(a),(c),(h)
CMO Series 2025-RTL2 Class M
10/25/2040	9.574%	2,000,000	1,981,398
FIGRE Trust(a),(h)
CMO Series 2025-PF1 Class F
06/25/2055	9.388%	1,686,000	1,778,871
GITSIT Mortgage Loan Trust(a),(i)
CMO Series 2025-NPL1 Class A2
02/25/2055	8.837%	4,000,000	4,021,511
HOMES Trust(a),(h)
CMO Series 2025-NQM2 Class B2
02/25/2070	7.392%	2,000,000	1,977,102
Homeward Opportunities Fund Trust(a),(h)
CMO Series 2024-RRTL2 Class M2
09/25/2039	9.081%	1,576,000	1,573,620
Knock Issuer Trust(a)
CMO Series 2025-1 Class A2
02/25/2030	9.054%	2,500,000	2,510,549
LHOME Mortgage Trust(a),(h)
CMO Series 2025-RTL3 Class M2
08/25/2040	8.730%	1,250,000	1,284,430
Point Securitization Trust(a),(i)
CMO Series 2025-2 Class B1
09/25/2055	7.000%	1,250,000	1,074,332
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PRET LLC(a),(i)
CMO Series 2024-NPL6 Class A2
10/25/2054	8.716%	1,474,000	1,475,429
PRPM LLC(a),(i)
CMO Series 2024-6 Class A2
11/25/2029	8.596%	2,000,000	2,000,518
CMO Series 2025-2 Class A2
05/25/2030	9.560%	1,750,000	1,760,523
CMO Series 2025-RCF1 Class M3
02/25/2055	4.500%	1,000,000	922,838
PRPM Trust(a),(h)
CMO Series 2025-NQM2 Class B1
04/25/2070	7.863%	2,000,000	2,050,022
Subordinated CMO Series 2023-NQM1 Class B2
01/25/2068	6.252%	1,250,000	1,240,972
Subordinated CMO Series 2023-NQM3 Class B2
11/25/2068	7.421%	2,000,000	1,999,036
RCO VIII Mortgage LLC(a),(i)
CMO Series 2025-3 Class A2
05/25/2030	8.836%	1,750,000	1,753,240
Toorak Mortgage Trust(a),(h)
CMO Series 2024-RRT1 Class B2
02/25/2039	10.123%	2,000,000	2,015,140
VCC Trust(a),(i)
CMO Series 2025-MC1 Class A2
05/25/2055	12.047%	1,500,000	1,491,028
Visio Trust(a),(h)
Subordinated CMO Series 2023-1 Class B2
03/25/2058	7.814%	2,000,000	1,993,285
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $39,451,191)			40,191,002

Money Market Funds 4.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.220%(j),(k)	3,743,855	3,742,732
Total Money Market Funds (Cost $3,742,369)		3,742,732
Total Investments in Securities (Cost: $81,631,675)		81,254,027
Other Assets & Liabilities, Net		(4,127,052)
Net Assets		77,126,975
Columbia Credit Income Opportunities Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Credit Income Opportunities Fund, October 31, 2025 (Unaudited)
At October 31, 2025, securities and/or cash totaling $168,438 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	33	12/2025	USD	3,718,172	17,109	—
U.S. Treasury 5-Year Note	66	12/2025	USD	7,207,922	323	—
U.S. Treasury 5-Year Note	7	12/2025	USD	764,477	—	(942)
Total					17,432	(942)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2025, the total value of these securities amounted to $69,324,156, which represents 89.88% of total net assets.

(b)
Security represents a pool of loans that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions (i.e. principal and interest, net of fees and expenses) that are tied to the payments made by the borrower on the underlying loans. Due to the structure of the security the cash payments received are not known until the time of payment. The interest rate shown is the stated coupon rate as of October 31, 2025 and is not reflective of the cash flow payments.  The security is represented in shares.

(c)	Represents a security purchased on a when-issued basis.
(d)	Variable rate security. The interest rate shown was the current rate as of October 31, 2025.
(e)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2025, the total value of these securities amounted to $2,268,289, which represents 2.94% of total net assets.

(f)	Valuation based on significant unobservable inputs.
(g)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(h)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of October 31, 2025.

(i)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2025.

(j)	The rate shown is the seven-day current annualized yield at October 31, 2025.
(k)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.220%
	3,596,218	23,133,031	(22,986,773)	256	3,742,732	24	48,777	3,743,855
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Consolidated Financial Statements included within the most recent shareholder report.

Columbia Credit Income Opportunities Fund  | 2025

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